Investment Strategy	Dec. 22, 2025
T. Rowe Price Asia Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Important Note: The fund’s Board of Directors has approved a plan of reorganization pursuant to which the fund will be reorganized on a tax-free basis with and into the T. Rowe Price New Asia Fund (the “New Asia Fund”).

The plan of reorganization provides for the transfer of substantially all of the fund’s assets in exchange for corresponding shares of the New Asia Fund equal in value to the fund’s net assets and the assumption by the New Asia Fund of all of the fund’s liabilities. After the exchange, the fund will distribute the New Asia Fund shares to its shareholders pro rata, in liquidation of the fund. As a result, shareholders of the fund will become shareholders of the New Asia Fund (these transactions are collectively referred to as the “Reorganization”).

On the date of the Reorganization, shareholders of the fund’s Investor Class and Advisor Class will automatically receive shares of the New Asia Fund’s Investor Class representing the same total value as their shares of the fund and shareholders of the fund’s I Class will automatically receive shares of the New Asia Fund’s I Class representing the same total value as their shares of the fund.

The Reorganization is expected to occur on or about April 17, 2026, and does not require shareholder approval.

The fund and the New Asia Fund have similar investment objectives, investment strategies, and policies and restrictions. However, the fund has not reached sufficient scale and combining the funds is expected to result in potentially greater economies of scale for shareholders. The fund will need to sell certain holdings leading up to the Reorganization to more closely align its portfolio with the New Asia Fund, which could result in greater portfolio turnover and cause the fund to temporarily deviate from its normal investment program.

Shareholders may redeem their shares of the fund or exchange their shares to another fund at any time prior to the Reorganization. The Reorganization will be structured as a tax-free exchange for shareholders, although the fund may need to declare dividend or capital gain distributions to its shareholders shortly before the Reorganization occurs, which may be a taxable event depending on a shareholder’s individual tax situation. Detailed information about the Reorganization will be provided to shareholders in an information statement that is expected to begin mailing by late February 2026.

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks issued by companies that are located in, or that have economic ties to, Asia (excluding Japan). The fund relies on MSCI Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider to determine the country assigned to a security. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund typically has substantial investments in China. The Asian countries in which the fund normally invests include, but are not limited to, the following:

●	Primary Emphasis: China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, and Thailand.

●	Others: Pakistan, Sri Lanka, and Vietnam.

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund. The fund may purchase stocks issued by companies of any size, but typically focuses its investments on large- and mid-cap stocks.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the information technology sector.

While the adviser invests with an awareness of the adviser’s outlook for certain industries, sectors, and individual countries within the region, the adviser’s decision-making process focuses on bottom-up stock selection. Country allocation is driven largely by stock selection, though the adviser may limit investments in markets or industries that appear to have poor overall prospects.

Security selection reflects a growth style. The adviser relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify high-quality companies with durable growth potential. The adviser seeks stocks of companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and selects those stocks that the adviser believes have the most favorable combination of company fundamentals, earnings potential, and relative valuation.

In selecting investments, the adviser generally favors companies with one or more of the following characteristics:

●	strong business models with leading market positions and resilient pricing power;

●	attractive business niche with the potential to sustain earnings even during times of slow economic growth;

●	competitive advantages in an attractive industry with long-term growth drivers;

●	proven management with high governance standards;

●	demonstrated ability to consistently increase revenues, earnings, and/or cash flows; and

●	prudent capital allocation and sound balance sheet management.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks issued by companies that are located in, or that have economic ties to, Asia (excluding Japan).
T. Rowe Price China Evolution Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and equity related investments of Chinese companies. For purposes of the fund’s 80% investment policy, the fund considers companies in Greater China, including the People’s Republic of China, Hong Kong, Macau, and Taiwan, to be Chinese companies. The fund relies on MSCI Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider to determine the country assigned to a security. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

Chinese companies include those that meet one or more of the following criteria (or any other factor utilized by MSCI Inc. or another third party provider):

●	organized in Greater China;
●	principally located in, or headquartered in, Greater China;
●	trading markets for their securities are located in Greater China;
●	business activities are predominantly conducted in Greater China, or a significant portion (e.g., at least 50%) of their revenues or profits are derived from Greater China;
●	geographic distribution of the company’s shareholder base is predominantly in Greater China;
●	the company is controlled by individuals or entities that are considered Greater Chinese; or
●	securities are reported in a Greater Chinese currency, including the Renminbi (RMB), mainland China’s currency, and the Hong Kong dollar.

Equity securities may include common and preferred stocks. The fund may also gain exposure to Chinese equities through depositary receipts and equity-linked certificates or notes. The fund may purchase the stocks of companies of any size but typically emphasizes investments in small- and mid-cap companies.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the information technology and industrials and business services sectors.

The fund may invest in Chinese companies listed on the Shanghai and Shenzhen Stock Exchanges such as “A-shares” (which are denominated in RMB) and shares of Chinese companies denominated in other currencies (such as the Hong Kong dollar or U.S. dollar) that trade in China, Hong Kong, Taiwan, the United States, or otherwise outside of China. In addition to investments in Chinese companies, the fund may also invest up to 20% of its net assets in companies in other countries or markets, such as Japan or South Korea. Many of the areas in which the fund invests, including China, Macau, Taiwan and South Korea, are considered emerging markets.

The fund’s adviser relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies for the fund’s portfolio.

The adviser takes a style-agnostic approach and aims to identify mispriced companies with opportunities driven by change. The types of change the adviser focuses on include:

●	new technology or unique product offerings;
●	significant market share;
●	product cycle opportunities;
●	attractive or improving industry or sector; and
●	companies expected to benefit from management changes, regulatory changes, or new business models.

The adviser also considers the following key characteristics of each company:

●	management’s depth, adaptability and integrity;
●	overall financial health and stability of cash flow; and
●	attractive valuation.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and equity related investments of Chinese companies.
T. Rowe Price Global Impact Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of the fund’s net assets (plus any borrowings for investment purposes) in equity securities that are capable of generating a positive environmental and/or social impact. The fund typically invests in at least five countries, including the U.S., and the amount of the fund’s assets invested outside the U.S. will vary depending on the adviser’s outlook for market conditions and opportunities overseas versus those in the U.S. However, the fund typically invests at least 25% of its net assets in securities of foreign issuers. Equity securities may include common or preferred stocks. In addition, for purposes of these policies, the fund’s investments include instruments that are linked to, or provide exposure to, equities or companies outside of the U.S., such as depositary receipts. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund may invest in issuers of any market capitalization and in securities offerings that are not registered in the U.S. or denominated in the U.S. dollar. The fund may invest in issuers in emerging markets.

The fund selects companies for its portfolio using an in-house proprietary screening process. This screening process relies on the portfolio manager’s independent analysis of each issuer. The fund seeks to select companies for its portfolio that are, in the opinion of the portfolio manager, capable of achieving and sustaining above-average, long-term earnings and cash flow growth, and that are capable of generating a positive impact under one of the following impact categories:

●	Climate and resource impact and/or

●	Social equity and quality of life.

For purposes of the fund’s 80% investment policy, a holding is considered an equity security that is capable of generating a positive environmental and/or social impact if a majority of the issuer’s current revenues are tied to either or both of the two impact categories. The materiality of positive impact is assessed according to specific, in-house metrics for every business activity that aligns to one of the impact categories.

In assessing each company under the impact categories, T. Rowe Price relies primarily on proprietary analysis incorporating company-provided data, direct engagement with companies and their management, and, in certain situations, research and analytics prepared by third-party data providers (for example, data on a company’s carbon emissions).

The climate and resource impact category encompasses companies with business activities aimed at reducing greenhouse gases (GHGs), promoting healthy ecosystems, or nurturing circular economies. Examples may include but are not limited to companies that manufacture electric vehicles or companies that manufacture building insulation that may lower carbon emissions.

The social equity and quality of life category includes companies that employ business activities aimed at enabling social equity, improving health, or improving safety and security. Examples may include but are not limited to companies in emerging markets that seek to expand access to banking to lower income consumers, or companies that provide products and services that are aimed at treating/ preventing diseases, reducing the cost and time to market of scientific discovery, or manufacturing medication.

In addition, the fund’s adviser seeks to identify companies that are expected to deliver above average earnings and/or cashflows, over the long term based on a rigorous fundamental analysis, including an evaluation of a variety of criteria, including but not limited to:

●	fertile industry structure and management quality, including expert capital allocation and value creation;

●	innovative product or service offerings, such as new technology or a unique manufacturing process (for example, companies that may benefit from change, such as a new business model or regulatory change);

●	medium to long-term earnings, cash flows, and returns; and/or

●	overall financial health.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as information technology and industrials and business services sector.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of the fund’s net assets (plus any borrowings for investment purposes) in equity securities that are capable of generating a positive environmental and/or social impact.